Share-based awards- Share options (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 CNY (¥) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 $ / shares	Mar. 31, 2021 $ / shares
Additional disclosure
Granted | shares	0				0
Fair value assumptions
Share-based compensation expense	¥ 50,120		¥ 31,742		¥ 37,491
Options
Number of share options
Outstanding at beginning of year | shares	6,393,303
Exercised | shares	(416,453)
Outstanding at end of year | shares	5,976,850		6,393,303
Vested and exercisable | shares	4,458,615	4,458,615
Vested and expected to vest | shares	5,803,822	5,803,822
Weighted average exercise price
Outstanding at beginning of year | $ / shares		$ 87.81
Exercised | $ / shares		71.54
Outstanding at end of year | $ / shares		$ 88.94		$ 87.81
Vested and exercisable | $ / shares							$ 72.36
Vested and expected to vest | $ / shares							$ 86.16
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding	2 years 7 months 6 days		3 years 4 months 24 days
Weighted average remaining contractual life, vested and exercisable	1 year 10 months 24 days
Weighted average remaining contractual life, vested and expected to vest	2 years 4 months 24 days
Additional disclosure
Aggregate intrinsic value of all outstanding options	¥ 5,405	$ 5,405
Aggregate intrinsic value of options that were vested and exercisable	4,518	4,518
Aggregate intrinsic value of options that were vested and expected to vest	5,355	$ 5,355
Weighted average grant date fair value of share options | $ / shares		$ 0		$ 57.33		$ 0
Total grant date fair value of options vested	335		¥ 295		311
Aggregate intrinsic value of share options exercised	468		1,011		708
Cash received from option exercise under the share option plans	¥ 205		¥ 960		¥ 220
Granted | shares	0				0
Fair value assumptions
Risk-free interest rate			1.68%
Expected dividend yield			0.00%
Expected life (years)			4 years 6 months
Expected volatility			34.70%
Unamortized compensation costs	¥ 143	$ 143
Weighted average period over which unamortized compensation costs expected be recognized	2 years 8 months 12 days
Share-based compensation expense	¥ 159		¥ 140		¥ 181